Additional Information on Operating Expenses By Nature - Summary of Depreciation, Amortization and Impairment Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	$ 3,546	$ 3,392	$ 3,570
Amortization and impairment of intangible assets	651	708	627
Depreciation and impairment of right-of-use asset	574	499	460
Impairment of goodwill	281	2,733
Cost of sales [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	2,782	2,599	2,751
Amortization and impairment of intangible assets	91	91	86
Depreciation and impairment of right-of-use asset	39	42	11
Distribution expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	136	141	155
Amortization and impairment of intangible assets	10	3	4
Depreciation and impairment of right-of-use asset	176	108	191
Sales and marketing expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	319	339	379
Amortization and impairment of intangible assets	223	291	247
Depreciation and impairment of right-of-use asset	249	224	160
Administrative expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	306	310	277
Amortization and impairment of intangible assets	327	323	290
Depreciation and impairment of right-of-use asset	110	125	98
Other operating expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	3	3	$ 8
Exceptional Items [member]
Additional Information On Operating Expenses By Nature [Line Items]
Impairment of goodwill	$ 281	$ 2,733